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                                                        October 2, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attn:  Public Filing Room


        Re:  The Reserve Private Equity Series
             File Nos. 33-63300 (Securities Act of 1933)
             811-7734 (Investment Company Act of 1940)


Dear Sir or Madam:

Pursuant to Rule 497(j) of the Investment Company Act of 1940, this letter is to certify that the form of prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) is not different from that contained in the most recent registration statement. The most recent registration statement, Post-Effective Amendment 11, was filed electronically and accepted on September 30, 1997.

                                                Respectfully,
                                                /s/ Michelle L. Neufeld
                                                Michelle L. Neufeld
                                                Counsel and Secretary